Appendix I: Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Consolidations [Abstract]
Schedule of Main Companies of the Telefonica Group
The table below lists the main companies comprising the Telefónica Group at December 31, 2021 and the main investments consolidated using the equity method.
Included for each company are the company name, corporate purpose, country, functional currency, share capital (in millions of functional currency units), the Telefónica Group’s effective shareholding and the company or companies through which the Group holds a stake.
Parent Company
Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Spain
Telefónica de España, S.A.U. Telecommunications service provider	Spain	EUR	1,024	100%	Telefónica, S.A.
Telefónica Móviles España, S.A.U. Wireless communications services provider	Spain	EUR	209	100%	Telefónica, S.A.
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services	Spain	EUR	8	100%	Telefónica España Filiales, S.A.
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management	Spain	EUR	1	100%	Telefónica España Filiales, S.A.
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica España Filiales, S.A. Organization and operation of multimedia service-related business	Spain	EUR	226	100%	Telefónica, S.A.
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	6	100%	Telefónica España Filiales, S.A.
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services	Spain	EUR	—	100%	Telefónica España Filiales, S.A.
TBSC Barcelona Producciones, S.L.U. Provision of audiovisual telecommunications services	Spain	EUR	—	100%	Telefónica Broadcast Services, S.L.U.
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	46	100%	Telefónica España Filiales, S.A.
Compañía Independiente de Televisión, S.L. Provision of all type of audiovisual telecommunications services	Spain	EUR	1	100%	Telefónica Audiovisual Digital, S.L.U.
Telefónica Global Technology, S.A.U. Global management and operation of IT systems	Spain	EUR	16	100%	Telefónica España Filiales, S.A.
Buendía Producción, S.L. Service provision related to film and video production activities	Spain	EUR	—	50%	Telefónica Audiovisual Digital, S.L.U.
Telefónica Educación Digital, S.L. Vertical e-learning portal	Spain	EUR	1	100%	Telefónica España Filiales, S.A.
Telefónica Germany
Telefónica Deutschland Holding A.G Holding company	Germany	EUR	2,975	69.93%	Telefónica Germany Holdings Limited (69.22%) Telefónica, S.A. (0.71%)
Telefónica Germany GmbH & Co. OHG Wireless communications services operator	Germany	EUR	51	69.93%	Telefónica Deutschland Holding A.G (69.92%) T. Germany Management, GmbH (0.01%)
E-Plus Service GmbH Wireless communications services operator	Germany	EUR	—	69.93%	Telefónica Germany GmbH & Co. OHG

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Germany (Cont.)
Telefónica Germany Business Sales GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	69.93%	Telefónica Germany GmbH & Co. OHG
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies	Germany	EUR	—	69.93%	Telefónica Germany GmbH & Co. OHG
Telefónica Brazil
Telefônica Brasil, S.A. Wireline telephony operator	Brazil	BRL	63,571	74.2%	Telefónica Latinoamérica Holding, S.L. (24.09%) Telefónica, S.A. (29.77%) Sao Paulo Telecomunicaçoes Participaçoes, Ltda. (19.67%) Telefónica Chile, S.A. (0.06%)
Terra Networks Brasil, Ltda. ISP and portal	Brazil	BRL	—	74.2%	Telefônica Brasil, S.A.
Telefônica Infraestructura e Segurança Brasil Ltda. Security services and systems	Brazil	BRL	—	74.2%	Terra Networks Brasil, Ltda.
Telefónica Hispam
Telefónica Hispanoamérica, S.A. Holding company	Spain	EUR	19	100%	Telefónica, S.A.
Telefónica Venezolana, C.A. Wireless communications operator	Venezuela	VED	145	100%	Telefónica Hispanoamérica, S.A. (97.44%) Comtel Comunicaciones Telefónicas, S.A. (2.56%)
Colombia Telecomunicaciones S.A. ESP BIC Communications services operator	Colombia	COP	3,410	67.5%	Telefónica Hispanoamérica, S.A.
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator	Colombia	COP	3,330	67.5%	Colombia Telecomunicaciones S.A. ESP BIC
Telefónica Móviles México, S.A. de C.V. Holding Company	Mexico	MXN	100,264	100%	Telefónica, S.A.
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services	Mexico	MXN	47	100%	Telefónica Hispanoamérica, S.A.
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies	Mexico	MXN	3,505	100%	Telefónica Hispanoamérica, S.A. (99.99%) Pegaso Pcs S.A. de CV. (0.01%)
Otecel, S.A. Wireless communications services provider	Ecuador	USD	183	100%	Telefónica Hispanoamérica, S.A.
Telefónica de Argentina, S.A. Telecommunications service provider	Argentina	ARS	111,610	100%	Telefónica Móviles Argentina, S.A. (78.93%) Telefónica Latinoamérica Holding, S.L. (9.22%) Telefónica, S.A. (11.43%) Telefónica International Holding, B.V. (0.42%)
Telefónica Móviles Argentina, S.A. Telecommunications service provider	Argentina	ARS	13,964	100%	Telefónica, S.A. (73.20%) Telefónica Latinoamérica Holding, S.L. (25.28%) Telefónica International Holding, B.V. (1.52%)
Telefónica Móviles Chile, S.A. Wireless communications services operator	Chile	CLP	1,364,872	100%	Inversiones Telefónica Internacional Holding SpA. (98.96%) Telefónica Hispanoamérica, S.A. (1.04%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Hispam (Cont.)
Telefónica Chile, S.A. Local and international long distance telephony services provider	Chile	CLP	569,773	99.14%	Telefónica Móviles Chile, S.A.
Telefónica Chile Holdings, S.L.U. Holding Company	Chile	CLP	—	100%	Telefónica Hispanoamérica, S.A.
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider	Peru	PEN	2,954	98.94%	Telefónica Hispanoamérica, S.A.
Media Networks Latin America, S.A.C Telecommunications research activities and proyects	Peru	USD	48	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator	Uruguay	UYU	1,107	100%	Telefónica Hispanoamérica, S.A.
Other companies
Telefónica Infra, S.L. Holding company	Spain	EUR	10	100%	Telefónica , S.A.
Telefónica Infra Germany GmbH Broadband telecommunications operator	Germany	EUR	—	100%	Telefónica Infra, S.L.
Telefónica O2 Holdings Ltd. Holding company	United Kingdom	GBP	9	100%	Telefónica, S.A. (99.99%) Telefónica Capital S.A. (0.01%)
MmO2 Ltd. Holding company	United Kingdom	GBP	—	100%	Telefónica O2 Holding Ltd.
O2 International Holdings Ltd. Holding company	United Kingdom	GBP	—	100%	O2 (Europe) Ltd.
O2 (Netherlands ) Holdings BV. Holding company	Netherlands	EUR	—	100%	O2 International Holdings Ltd.
Telefónica Germany Holdings Ltd. Holding company	United Kingdom	EUR	3,463	100%	O2 (Europe) Ltd.
O2 (Europe) Ltd. Holding company	United Kingdom	EUR	6,895	100%	Telefónica, S.A.
Telefónica International Holding, B.V Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Latinoamérica Holding, S.L. Sociedad holding	Spain	EUR	237	100%	Telefónica, S.A.
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company	Brazil	BRL	16,604	100%	Telefónica Latinoamérica Holding, S.L. (60.6%) Telefónica, S.A. (39.4%)
Telefónica Global Solutions, S.L.U. International service provider	Spain	EUR	1	100%	Telefónica, S.A
Telefonica Global Solutions USA, Inc. Provision of telecommunications services	USA	USD	202	100%	Telefónica Global Solutions, S.L.U.
Telefónica Global Solutions Germany GmbH. International service provider	Germany	EUR	—	100%	Telefónica Global Solutions, S.L.U.
Telefónica Global Solutions México, S.A. de C.V. Carrying out research activities and projects in the field of telecommunications	Mexico	MXN	31	100%	Telefónica Global Solutions, S.L.U.
Telefónica Digital España, S.L. Developer Telco Services Holding Company	Spain	EUR	26	100%	Telefónica, S.A
Telefónica Digital Ltd. Developer Telco Services	United Kingdom	GBP	87	100%	Telefónica Digital España, S.L.
Telefonica Open Innovation S.L. Talent identification and development in ICT.	Spain	EUR	2	100%	Telefónica Digital España, S.L.
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development	Chile	CLP	29,899	100%	Telefonica Open Innovation S.L.
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development	Brazil	BRL	49	100%	Telefonica Open Innovation S.L.
WY Telecom, S.A. de C.V. Talent identification and development in ICT	Mexico	MXN	173	100%	Telefonica Open Innovation S.L.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (Cont.)
Wayra Argentina, S.A. Talent identification and development in ICT	Argentina	ARS	572	100%	Telefonica Open Innovation S.L. (95%) Telefónica Latinoamérica Holding, S.L (5%)
Wayra Colombia, S.A.S. Technological innovation based business project development	Colombia	COP	2,304	100%	Telefonica Open Innovation S.L.
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities	Venezuela	VED	1	100%	Telefónica Venezolana, C.A.
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development	Peru	PEN	28	100%	Telefonica Open Innovation S.L.
Wayra UK Ltd. Technological innovation based business project development	United Kingdom	GBP	—	100%	Telefonica Open Innovation S.L.
Terra Networks Perú, S.A. ISP and portal	Peru	PEN	10	100%	Telefónica Latinoamérica Holding, S.L.
Terra Networks Argentina, S.A. ISP and portal	Argentina	ARS	22	100%	Telefónica Latinoamérica Holding, S.L. (99.99%) Telefónica International Holding, B.V. (0.01%)
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Global Activities Holding, B.V. Holding Company	Netherlands	EUR	—	100%	Telfisa Global, B.V.
Telefónica Global Services, GmbH Purchasing services	Germany	EUR	—	100%	Group 3G UMTS Holding, GmbH
Telefónica Global Roaming, GmbH Optimization of network traffic	Germany	EUR	—	100%	Telefónica Global Services, GmbH
Group 3G UMTS Holding GmbH Holding Company	Germany	EUR	250	100%	Telefónica Global Activities Holdings, B.V
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services	Spain	EUR	—	100%	Telefónica Global Services, GmbH
Telefonica Iot & Big Data Tech S.A. Provision of telemarketing services	Spain	EUR	1	100%	Telefónica Tech S.L.
Telfin Ireland DAC. Intragroup financing	Ireland	EUR	—	100%	Telefónica, S.A.
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems	Spain	EUR	8	100%	Telefónica, S.A.
Telefónica Capital, S.A.U. Finance company	Spain	EUR	7	100%	Telefónica, S.A.
Lotca Servicios Integrales, S.L. Aircraft ownership and operation	Spain	EUR	17	100%	Telefónica, S.A.
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds	Spain	EUR	16	70%	Telefónica Capital, S.A.
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes	Spain	EUR	2	100%	Telefónica Capital, S.A.
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects	Spain	EUR	7	100%	Telefónica, S.A.
Telefónica Luxembourg Holding, S.à.r.L. Holding company	Luxembourg	EUR	3	100%	Telefónica, S.A.
Nova Casiopea RE S.A. Reinsurance	Luxembourg	EUR	15	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Realización de operaciones de seguros directos	Spain	EUR	24	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies	Spain	EUR	3	100%	Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (Cont.)
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts	Spain	EUR	—	100%	Telefónica Finanzas, S.A.U. (TELFISA) (83.33%) Telefónica, S.A. (16.67%)
Telefónica Europe, B.V. Fund raising in capital markets	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Participaciones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Emisiones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Aliança Atlântica Holding B.V. Holding company	Netherlands	EUR	150	87.1%	Telefónica, S.A. (50%) Telefônica Brasil, S.A. (37.06%)
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered	Brazil	BRL	63	100%	Telefónica Servicios Globales, S.L.
Telefónica Gestión Integral de Edificios y Servicios S.L. Management and administrative services rendered	Spain	EUR	29	100%	Telefónica Servicios Globales, S.L.
Tempotel, Empresa de Trabajo Temporal, S.A. Temporary employment agency	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.
O2 Worldwide Limited Wireless telecommunications activities	United Kingdom	GBP	—	100%	Telefónica, S.A.
Telefónica Servicios Globales, S.L. Sociedad Holding	Spain	EUR	1	100%	Telefónica, S.A.
Telefónica Holding Atticus, B.V. Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Centroamérica Inversiones ,S.L. Communications services provider	Spain	EUR	1	60%	Telefónica, S.A.
Telefónica Tech S.L. Holding Company	Spain	EUR	7	100%	Telefónica, S.A.
Telefónica Cybersecurity & Cloud Tech SL. Ciberseguridad, seguridad de información electrónica y consultoría informática	Spain	EUR	15	100%	Telefónica, S.A.
Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting	Chile	CLP	25,301	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefónica Tech Inc. Cybersecurity, electronic information security and IT consulting	USA	USD	9	100%	Telefónica Cybersecurity & Cloud Tech S.L.
iHackLabs Ltd. Cybersecurity, electronic information security and IT consulting	United Kingdom	GBP	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Audertis Audit Services S.L. Provision of audit services in the areas of security, privacy and data protection	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Govertis Advisory Services S.L. Cybersecurity, electronic information security and IT consulting	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefónica Cybersecurity & Cloud Tech Colombia SAS Ciberseguridad, seguridad de información electrónica y consultoría informática	Colombia	COP	406	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting	Mexico	MXN	48	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefônica Cibersegurança e Tecnología do Brasil Ltda Cybersecurity, electronic information security and IT consulting	Brazil	BRL	26	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefónica Cybersecurity & Cloud Tech Perú S.A.C Cybersecurity, electronic information security and IT consulting	Peru	PEN	30	100%	Telefónica Cybersecurity & Cloud Tech S.L.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (Cont.)
Telefonica Cybersecurity Tech Ecuador Tctech S.A. Cybersecurity, electronic information security and IT consulting	Ecuador	USD	—	100%	Otecel, S.A. (99%) Telefónica Global Solutions Ecuador TGSE, S.A. (1%)
Telefónica Cybersecurity Tech Argentina S.A. Cybersecurity, electronic information security and IT consulting	Argentina	ARS	—	100%	Telefónica de Argentina, S.A. (95%) Telefónica Global Solutions Argentina S.A. (5%)
Telefónica Cybersecurity & Cloud Tech Deutschland GmbH Cybersecurity, electronic information security and IT consulting	Germany	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Acens Technologies, S.L. Holding housing and telecommunications solutions Service provider	Spain	EUR	2	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Altostratus Solutions, S.L. Provision of IT services	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefónica Tech UK & Ireland, Limited Holding company	United Kingdom	GBP	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.
Telefónica Tech UK Holdings Limited Holding company	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited
Telefónica Tech UK TOG Limited Headquarters activities	United Kingdom	GBP	—	100%	Telefónica Tech UK Holdings Limited
Telefónica Tech UK Managed Services Limited Information technology, management and IT services consultancy	United Kingdom	GBP	—	100%	Telefónica Tech UK TOG Limited
Telefónica Tech UK Limited Information technology, management and IT services consultancy	United Kingdom	GBP	—	100%	Telefónica Tech UK TOG Limited
Telefónica Tech Northern Ireland Holdings Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited
Telefónica Tech Communication & Collaboration Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Northern Ireland Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Ireland Limited Provision of IT services	Ireland	EUR	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Ocean Limited Holding company	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited.
Pontel Participaciones, S.L. Holding company	Spain	EUR	—	83.35%	Telefónica, S.A.
Telxius Telecom, S.A. Telecommunications service provider	Spain	EUR	260	50.01%	Pontel Participaciones, S.L.
Telxius Cable América, S.A. Provision of high bandwidth communications services	Uruguay	USD	417	50.01%	Telxius Telecom, S.A.
Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	EUR	5	50.01%	Telxius Telecom, S.A.
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider	Republica Dominicana	USD	6	50.01%	Telxius Cable América, S.A. (49.51%) Telxius Cable España, S.L.U. (0.50%)
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure	Argentina	USD	78	50.01%	Telxius Cable América, S.A. (49.98%) Telxius Cable España, S.L.U. (0.03%)
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers	Panama	USD	12	50.01%	Telxius Cable América, S.A.
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services	Puerto Rico	USD	14	50.01%	Telxius Cable América, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (Cont.)
Telxius Cable USA, Inc. High bandwidth communications services	USA	USD	58	50.01%	Telxius Cable América, S.A.
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network	Ecuador	USD	5	50.01%	Telxius Cable América, S.A.
Telxius Cable Chile, S.A. Involvement in businesses related to public or private telecommunications services	Chile	USD	37	50.01%	Telxius Cable América, S.A.
Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers	Guatemala	USD	24	50.01%	Telxius Cable América, S.A.
Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means	Peru	USD	20	50.01%	Telxius Cable América, S.A.
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system	Colombia	USD	4	50.01%	Telxius Cable América, S.A. (47.50%) Telxius Cable Chile, S.A. (0.83%) Telxius Cable Perú, S.A.C. (0.84%) Telxius Cable Guatemala, S.A. (0.83%) Telxius Cable Argentina, S.A. (0.01%)
Telxius Cable Brasil Participaçoes, Ltda. Holding company	Brazil	USD	62	50.01%	Telxius Cable América, S.A.
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructures	Brazil	USD	74	50.01%	Telxius Cable Brasil Participaçoes, Ltda.
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network	Bolivia	USD	10	50.01%	Telxius Cable América, S.A. (49.01%) Telxius Cable España, S.L.U. (0.5%) Telxius Cable Argentina, S.A. (0.5%%)
Other companies held for sale
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services	El Salvador	USD	42	59.58%	Telefónica Centroamérica Inversiones S.L. (59.46%) Telefónica Multiservicios S.A. de C.V. (0.12%)
Companies accounted for using the equity method
VMED O2 UK Limited Integrated provider of fixed and mobile services	United Kingdom	GBP	—	50%	Telefónica O2 Holdings Limited
FiBrasil Infraestrutura e Fibra Ótica S.A. Fibre wholesale supplier	Brazil	BRL	—	43.55%	Telefônica Brasil, S.A. (21.78%) Telefónica Infra S.L. (21.77%)
HoldCo InfraCo SpA Investment in money and/or securities	Chile	CLP	—	39.66%	Telefónica Chile, S.A.
Infraco SpA. Operation of physical fibre optic infrastructure	Chile	CLP	—	39.66%	HoldCo InfraCo SpA
Telefónica Factoring España, S.A. Factoring services provider	Spain	EUR	5	50%	Telefónica, S.A.
Telefónica Factoring Do Brasil, Ltda. Factoring services provider	Brazil	BRL	5	50%	Telefónica, S.A. (40.00%) Telefónica Factoring España, S.A. (10.00%)
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider	Mexico	MXN	34	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)%

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Companies accounted for using the equity method (Cont.)
Telefónica Factoring Perú, S.A.C. Factoring services provider	Peru	PEN	6	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Colombia, S.A. Factoring services provider	Colombia	COP	4,000	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Chile, SpA. Factoring services provider	Chile	CLP	547	50%	Telefónica Factoring España, S.A. (50%)
Mobile Financial Services Holding SPRL Financial services	Belgium	USD	198	50%	Telefónica Internacional Holding, B.V (26.28%) Telefónica Holding Atticus, B.V (23.72%)
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution	Spain	EUR	5	50%	Telefónica, S.A.
Movistar Consumer Finance Colombia SAS. Specialised credit institution	Colombia	COP	6,000	50%	Telefónica Digital España, S.L.
The Smart Steps Data Technology Company Big data services in China	China	CNY	—	37.5%	Telefonica Iot & Big Data Tech S.A.
Internet para todos S.A.C Telecommunications service provider	Peru	PEN	—	54.1%	Telefónica del Perú, S.A.A.
Movistar Prosegur Alarmas, S.L. Private security services	Spain	EUR	—	50%	Telefónica España Filiales, S.A.
Prosegur Soluciones S.A.U. Private security services	Spain	EUR	—	50%	Movistar Prosegur Alarmas, S.L.
Buendía Estudios, S.L. Service provision related to film and video production activities	Spain	EUR	—	50%	Telefónica Audiovisual Digital, S.L.U.
Buendía Estudios Uno, S.L.U. Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
Buendía Estudios Dos, S.L.U. Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
UGG TopCo/HoldCo General Partner GmbH. Holding company	Germany	EUR	—	46.92%	Telefónica Infra Germany GmbH. (40%) Telefónica Deutschland Holding A.G. (6.92%)
UGG TopCo GmbH & Co KG Holding company	Germany	EUR	—	46.92%	Telefónica Infra Germany GmbH. (40%) Telefónica Deutschland Holding A.G. (6.92%)
UGG HoldCo GmbH& Co KG Holding company	Germany	EUR	—	46.92%	UGG TopCo GmbH & Co KG
UGG General Partner GmbH Holding company	Germany	EUR	—	46.92%	UGG HoldCo GmbH& Co KG
Unsere Grüne Glasfaser GmbH & Co KG Broadband telecommunications operator	Germany	EUR	—	46.92%	UGG HoldCo GmbH& Co KG
Daytona Midco SLU. Securities transactions	Spain	EUR	—	13.94%	Telefónica Infra, S.L.
Digital Data Centre BidCo, SLU. Management and administration of equity securities	Spain	EUR	—	13.94%	Daytona Midco SLU.
Main changes in the scope of consolidation for the year 2021
Acquisition of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies
Altostratus Solutions, S.L. Provision of IT services	Spain	06/30/2021	100%
Telefónica Cybersecurity & Cloud Tech Deutschland GmbH Cybersecurity, electronic information security and IT consulting	Germany	08/31/2021	100%
Telefónica Tech UK & Ireland, Limited Holding company	United Kingdom	07/31/2021	100%
Telefónica Tech UK Holdings Limited Holding company	United Kingdom	07/31/2021	100%
Telefónica Tech UK TOG Limited Headquarters activities	United Kingdom	07/31/2021	100%
Telefónica Tech UK Managed Services Limited Information technology, management and IT services consultancy	United Kingdom	07/31/2021	100%
Telefónica Tech UK Limited Information technology, management and IT services consultancy	United Kingdom	07/31/2021	100%
Telefónica Tech Northern Ireland Holdings Limited Other computer service activities	United Kingdom	07/31/2021	100%
Telefónica Tech Communication & Collaboration Limited Other computer service activities	United Kingdom	07/31/2021	100%
Telefónica Tech Northern Ireland Limited Other computer service activities	United Kingdom	07/31/2021	100%
Cancom Ireland Limited Provision of IT services	Ireland	07/31/2021	100%
Telefónica Tech Ocean Limited Holding company	United Kingdom	07/31/2021	100%
Companies accounted for using the equity method
Prosegur Soluciones S.A.U. Private security services	Spain	07/31/2021	100%
Daytona Midco SLU. Securities transactions	Spain	05/31/2021	13.94%
Incorporation of companies

Companies/Segment/Subsidiaries	Country	Date of incorporation	% Acquisition
Telefónica Hispam
HoldCo InfraCo SpA Investment in money and/or securities	Chile	04/30/2021	100%
Other companies
Telefónica Global Solutions Germany GmbH. International service provider	Germany	03/31/2021	100%
Companies accounted for using the equity method
Movistar Consumer Finance Colombia SAS. Specialised credit institution	Colombia	01/31/2021	50%
Buendía Estudios Uno, S.L.U. Service provision related to film and video production activities	Spain	03/31/2021	50%
Buendía Estudios Dos, S.L.U. Service provision related to film and video production activities	Spain	03/31/2021	50%
Joint ventures
FiBrasil Infraestrutura e Fibra Ótica S.A. Fibre wholesale supplier	Brazil	03/31/2021	43.55%
VMED O2 UK Limited Integrated provider of fixed and mobile services	United Kingdom	06/30/2021	50%

Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Other companies
Govertis Advisory Services Perú S.A.C. Cybersecurity, electronic information security and IT consulting	Peru	06/30/2021	Telefónica Cybersecurity & Cloud Tech Perú S.A.C
Cyberrange S.L. Cybersecurity, electronic information security and IT consulting	Spain	10/31/2021	Telefónica Cybersecurity & Cloud Tech SL.
Ace & Niu Consulting S.L. Cybersecurity, electronic information security and IT consulting	Spain	10/31/2021	Govertis Advisory Services S.L.
Telefónica Innovación Alpha, S.L. Electronic communications and audiovisual services provider	Spain	09/30/2021	Telefonica Open Innovation S.L.
Divestment companies

Companies/Segment/Subsidiaries	Country	Deconsolidation date	% Acquisition
Other companies
Inmosites, S.A.U. Purchase and leasing of real estate related to the telecommunications infrastructure business	Spain	06/30/2021	50.01%
Telxius Torres Latam, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	06/30/2021	50.01%
Telxius Torres España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	06/30/2021	50.01%
Telxius Towers Germany, Gmbh. Telecommunications service provider	Germany	06/30/2021	50.01%
Telxius Torres Perú S.A.C. Telecommunications service provider	Peru	06/30/2021	50.01%
Telxius Torres Chile Holding, S.A. Holding company	Chile	06/30/2021	50.01%
Telxius Torres Chile, S.A. Telecommunications service provider	Chile	06/30/2021	50.01%
Telxius Torres Brasil, Ltda. Telecommunications service provider	Brazil	06/30/2021	50.01%
Inmosites Brasil Participaçoes Imobiliarias Ltda Telecommunications service provider	Brazil	06/30/2021	50.01%
Telxius Torres Argentina, S.A. Telecommunications service provider	Argentina	06/30/2021	50.01%
Telefónica de Costa Rica TC, S.A. Wireless communications	Costa Rica	08/31/2021	100%
Companies accounted for using the equity method
HoldCo InfraCo SpA Investment in money and/or securities	Chile	07/31/2021	60%
Joint ventures
O2 Holdings Ltd Holding company	United Kingdom	06/30/2021	50%
Telefónica United Kingdom Ltd. Wireless communications	United Kingdom	06/30/2021	50%
Giffgaff Ltd Wireless communications services provider	United Kingdom	06/30/2021	50%
O2 Networks Ltd. Holding company	United Kingdom	06/30/2021	50%
Cornerstone Telecomunications Network sharing	United Kingdom	06/30/2021	25%
Tesco Mobile Ltd. Wireless telephony services	United Kingdom	06/30/2021	25%
Telefónica Cybersecurity Tech UK Limited Cybersecurity, electronic information security and IT consulting	United Kingdom	06/30/2021	50%
Main changes in the scope of consolidation for the year 2020
Acquisition of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies
Telefónica Infra Germany GmbH Broadband telecommunications operator	Germany	10/31/2020	100%
Cyberrange S.L. Cybersecurity, electronic information security and IT consulting	Spain	08/31/2020	100%
iHackLabs Ltd. Cybersecurity, electronic information security and IT consulting	United Kingdom	08/31/2020	100%
Ace & Niu Consulting S.L. Cybersecurity, electronic information security and IT consulting	Spain	08/31/2020	100%
Audertis Audit Services S.L. Provision of audit services in the areas of security, privacy and data protection	Spain	08/31/2020	100%
Govertis Advisory Services S.L. Cybersecurity, electronic information security and IT consulting	Spain	08/31/2020	100%
Govertis Advisory Services Perú S.A.C. Cybersecurity, electronic information security and IT consulting	Peru	08/31/2020	100%
Companies accounted for using the equity method
Prosegur Alarmas España S.L. Private security services	Spain	02/29/2020	50%

New joint ventures
Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
UGG TopCo/HoldCo General Partner GmbH. Broadband telecommunications operator	Germany	10/31/2020	46.92%
UGG TopCo GmbH & Co KG Broadband telecommunications operator	Germany	10/31/2020	46.92%
UGG HoldCo GmbH& Co KG Broadband telecommunications operator	Germany	10/31/2020	46.92%
UGG General Partner GmbH Broadband telecommunications operator	Germany	10/31/2020	46.92%
Unsere Grüne Glasfaser GmbH & Co KG Broadband telecommunications operator	Germany	10/31/2020	46.92%
Constitution of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Spain
TBSC Barcelona Producciones, S.L.U. Provision of audiovisual telecommunications services	Spain	03/31/2020	100%
Buendía Producción, S.L. Service provision related to film and video production activities	Spain	06/30/2020	50%
Telefónica Germany
Telefónica Germany Mobilfunk Standortgesellschaft mbH. Telecommunications service provider	Germany	01/31/2020	100%
Other companies
Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting	Chile	03/31/2020	100%
Telefónica Cybersecurity Tech UK Limited Cybersecurity, electronic information security and IT consulting	United Kingdom	03/31/2020	100%
Telefónica Cybersecurity & Cloud Tech Perú S.A.C Cybersecurity, electronic information security and IT consulting	Peru	03/31/2020	100%
Telefónica Cybersecurity & Cloud Tech SL. Cybersecurity, electronic information security and IT consulting	Spain	06/30/2020	100%
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting	Mexico	05/31/2020	100%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. Cybersecurity, electronic information security and IT consulting	Ecuador	08/31/2020	100%
Telefónica Cybersecurity Tech Argentina S.A. Cybersecurity, electronic information security and IT consulting	Argentina	12/31/2020	100%
Telefónica Tech Inc. Cybersecurity, electronic information security and IT consulting	USA	09/30/2020	100%
Telefónica Infra, S.L. Holding company	Spain	02/29/2020	100%
Telxius Group
Inmosites Brasil Participaçoes Imobiliarias Ltda Telecommunications service provider	Brazil	09/30/2020	50.01%
Companies accounted for using the equity method
Buendía Estudios, S.L. Service provision related to film and video production activities	Spain	06/30/2020	50%
Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Spain
DTS Distribuidora de Televisión Digital, S.A. Broacasting satellite TV signal transmission and linkage services	Spain	06/30/2020	Telefónica de España, S.A.U.
Telefónica Germany
Minodes GmbH Technological and consulting services in Big Data provider	Germany	12/31/2020	Telefónica Germany GmbH & Co. OHG
Telxius Group
Telxius Towers Erste GmbH. Telecommunications service provider	Germany	09/30/2020	Telxius Towers Germany GmbH.
Telefónica Hispam
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator	Colombia	05/31/2020	Colombia Telecomunicaciones, S.A. ESP
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator	Colombia	05/31/2020	Colombia Telecomunicaciones, S.A. ESP
Other companies
Telefónica Innovation Ventures, S.LU. Desarrollo de actividades y servicios en el área de telecomunicaciones.	Spain	11/30/2020	Telefonica Open Innovation S.L.